CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest	₨ 386,603.0	$ 5,095.4	₨ 326,006.4		₨ 260,364.0
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	126,979.5	1,673.6	154,233.4		117,621.9
Depreciation and amortization	16,816.9	221.7	13,860.2		12,800.3
Amortization of deferred customer acquisition costs and fees	10,912.3	143.8	7,930.2		11,673.2
Amortization of premium (discount) on investments	8,493.3	111.9	5,875.3		5,196.8
Allowance on available for sale debt securities	(2,915.1)	(38.4)	2,915.1	[1]	9,109.0	[1]
Deferred tax expense/ (benefit)	(9,887.3)	(130.3)	(8,267.3)		(101.2)
Other gains, net	(7,206.5)	(95.0)	(7,428.4)		133.7
Share-based compensation expense	13,874.5	182.9	10,603.5		7,476.1
Net realized (gain) loss on sale of available for sale debt securities	(16,745.8)	(220.7)	(55,925.2)		(25,826.2)
(Gain) loss on disposal of property and equipment, net	(0.9)	0.0	(16.2)		81.9
Unrealized exchange (gain) loss	(4,813.0)	(63.4)	(356.8)		3,312.5
Net change in:
Investments held for trading	48,845.7	643.8	388,530.5		(227,480.4)
Accrued interest receivable	(15,640.8)	(206.2)	(15,804.6)		(9,752.6)
Other assets	(26,227.6)	(345.7)	82,993.4		(140,959.9)
Accrued interest payable	4,417.8	58.2	(2,073.9)		563.7
Accrued expense and other liabilities	47,512.2	626.2	18,700.6		146,966.9
Net cash provided by operating activities	581,018.2	7,657.8	921,776.2		171,179.7
Cash flows from investing activities:
Term placements, net	(366,297.2)	(4,828.0)	4,168.0		6,055.7
Activity in available for sale debt securities:
Purchases	(1,736,498.7)	(22,887.8)	(3,217,140.1)		(2,608,516.6)
Proceeds from sales	766,585.0	10,103.9	1,609,149.3		1,214,082.0
Maturities, prepayments and calls	807,572.1	10,644.2	784,327.6		653,889.0
Net change in repurchase agreements and reverse repurchase agreements	(307,207.6)	(4,049.1)	(171,982.8)		160,195.5
Loans purchased	(282,420.1)	(3,722.4)	(189,797.8)		(252,738.1)
Repayments on loans purchased	156,441.9	2,062.0	124,275.6		122,821.6
Increase in loans originated, net of principal collections	(2,328,833.2)	(30,695.0)	(1,446,355.1)		(1,428,007.7)
Additions to property and equipment	(26,324.4)	(347.0)	(17,806.5)		(18,294.3)
Proceeds from sale or disposal of property and equipment	199.1	2.6	152.8		182.4
Activity in equity securities, net	14,503.3	191.2	(140.7)		(157.9)
Net cash used in investing activities	(3,302,279.8)	(43,525.4)	(2,521,149.7)		(2,150,488.4)
Cash flows from financing activities:
Net increase in deposits	2,237,238.5	29,487.8	1,882,763.1		2,213,972.5
Net increase (decrease) in short-term borrowings	314,735.9	4,148.4	(138,024.7)		(277,587.3)
Proceeds from issue of shares by a subsidiary to noncontrolling interests	691.8	9.1	492.4		466.8
Proceeds from issuance of long-term debt	722,908.9	9,528.3	481,989.2		272,104.7
Repayment of long-term debt	(353,325.7)	(4,657.0)	(326,285.0)		(315,209.6)
Proceeds from issuance of equity shares for options exercised	26,097.3	344.0	17,601.0		18,486.8
Payment of dividends and dividend tax	(36,239.2)	(477.6)	(166.6)		(66,447.3)
Net cash provided by financing activities	2,912,107.5	38,383.0	1,918,369.4		1,845,786.6
Effect of exchange rate changes on cash and due from banks, and restricted cash	490.5	6.5	(262.2)		10,610.5
Net change in cash and due from banks, and restricted cash	191,336.4	2,521.9	318,733.7		(122,911.6)
Cash and due from banks, and restricted cash, beginning of year	930,694.7	12,267.0	611,961.0		734,872.6
Cash and due from banks, and restricted cash, end of year	1,122,031.1	14,788.9	930,694.7		611,961.0
Supplementary cash flow information:
Interest paid	579,853.8	7,642.7	594,390.9		617,749.1
Income taxes paid, net of refunds	148,381.6	1,955.7	130,214.5		104,013.4
Non-cash investment activities
Payable for purchase of property and equipment	5,483.3	72.3	2,061.2		1,232.7
Trade date sale receivable of available for sale debt securities	₨ 749.8	$ 9.9	₨ 0.0		₨ 32,730.8
Operating Lease, Description	Operating lease right-of-use assets represent non-cash investing activities. Refer to note 26-Lease commitments for more information and balances as at March 31, 2022.	Operating lease right-of-use assets represent non-cash investing activities. Refer to note 26-Lease commitments for more information and balances as at March 31, 2022.

[1]	For fiscal year 2020 the amount represents Other than temporary impairment. The Bank adopted the CECL accounting guidance on April 1, 2020.